Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income taxes recorded in the consolidated statement of comprehensive income (loss)	$ 2,042	$ 580	$ 375
Net operating loss carryforwards	56,542	41,699
Increase in valuation allowance	19,401	17,151	4,283
Undistributed earnings of foreign subsidiaries	8,967
Interest and penalties related to uncertain tax positions	56	$ 115	$ 77
Embee Mobile Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,412
Israel Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 240,852